Other Operating Income	12 Months Ended
Dec. 31, 2021
Other Operating Income Abstract
Other operating income

8. Other operating income

Other operating income for the year ended December 31, 2021 amounts to EUR 9,386 thousand (respectively EUR 5,230 thousand in 2020 and EUR 8,737 thousand in 2019), of which EUR 9,210 thousand are related to (i) contributions from customers for pre-feasibility and feasibility study, development and customization of SG proprietary products; (ii) design and samples activities to perform and improve feasibility study on customized containment solutions; (iii) development and validation activities such as closure validation relating to the last project milestones that allow products industrialization; (iv) post development and validation analysis performed on containment and drug delivery solutions to assure safety and quality; (v) manual samples preparation and packaging (vi) contract cancellation fees and (vii) other recharges. For the years ended December 31, 2020 and 2019 this kind of operating income amounted to EUR 4,958 thousand and EUR 8,197 thousand respectively.

For the year ended December 31, 2021 other operating income include also EUR 176 thousand related to grants received by Ompi Pharma Packaging Tech. Co Ltd and Nuova Ompi of which:

- EUR 106 thousand as grant for machinery technical renovation to support implementation of intelligent manufacturing projects;

- EUR 28 thousand as tax credit for sanification connected to COVID-19.

For the year ended December 31, 2020 the grants received by Nuova Ompi amounted to EUR 272 thousand are broken down as follows:

- EUR 244 thousand from the so-called Sustainable Growth Fund promoted by the Ministry for Productive Activities, in relation to an innovative research project for the development of a series of prototype solutions of innovative glass containers (called Alba) for the primary packaging of parental drugs characterized by the presence of an internal coating;

- EUR 28 thousand as tax credit for sanification connected to COVID-19.

For the year ended December 31, 2019 the grants received by Nuova Ompi amounted to EUR 540 thousand are broken down as follows:

– EUR 233 thousand from the so-called Sustainable Growth Fund;

– EUR 307 thousand from “Cassa per i Servizi Energetici e Ambientali” as facilities for energy-intensive businesses.